Loan from the European Investment Bank (“EIB”) - Schedule of Contractual Payments of Principal and Interest (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Contractual Payments of Principal and Interest [Abstract]
2026	$ 1,801
2027	1,723
2028	1,644
Total	$ 5,168